DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of each director and supervisor (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant related party transactions
Fees	¥ 618	¥ 579	¥ 683
Salaries	4,244	4,526	3,996
Pension costs	505	449	207
Total remuneration	5,367	5,554	4,886
Executive Directors
Significant related party transactions
Salaries	2,937	2,986	2,322
Pension costs	303	263	112
Total remuneration	3,240	3,249	2,434
Jiang Yinggang
Significant related party transactions
Salaries			562
Pension costs			31
Total remuneration			593
He Zhihui
Significant related party transactions
Salaries			866
Pension costs			37
Total remuneration			903
Zhu Runzhou
Significant related party transactions
Salaries	1,160	1,176	894
Pension costs	101	93	44
Total remuneration	1,261	1,269	938
Jiang Tao
Significant related party transactions
Salaries	844	837
Pension costs	101	77
Total remuneration	945	914
Non-executive Directors
Significant related party transactions
Fees	618	579	683
Total remuneration	618	579	683
Wang Jun
Significant related party transactions
Fees			50
Total remuneration			50
Chen Lijie
Significant related party transactions
Fees		95	211
Total remuneration		95	211
Lie-A-Cheong Tai-Chong, David
Significant related party transactions
Fees		95	211
Total remuneration		95	211
Hu Shihai
Significant related party transactions
Fees		95	211
Total remuneration		95	211
Chan Yuen Sau Kelly
Significant related party transactions
Fees	206	98
Total remuneration	206	98
Qiu Guanzhou
Significant related party transactions
Fees	206	98
Total remuneration	206	98
Yu Jingsong
Significant related party transactions
Fees	206	98
Total remuneration	206	98
Supervisors
Significant related party transactions
Salaries	1,307	1,540	1,674
Pension costs	202	186	95
Total remuneration	1,509	1,726	1,769
Xu Shuxiang [Member]
Significant related party transactions
Salaries	319
Pension costs	77
Total remuneration	396
Ou Xiaowu
Significant related party transactions
Salaries	933	973	134
Pension costs	101	93	7
Total remuneration	1,034	1,066	141
Guan Xiaoguang
Significant related party transactions
Salaries	198	770	770
Pension costs	24	93	44
Total remuneration	222	863	814
Yue Xuguang
Significant related party transactions
Salaries	790	770	770
Pension costs	101	93	44
Total remuneration	¥ 891	¥ 863	¥ 814